SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
15.	SHARE-BASED COMPENSATION
2011 Share Incentive Plan
Melco
 Resorts

adopted a share incentive plan in 2011 (the “2011 Share Incentive Plan”), effective on December 7, 2011, which had been subsequently amended and restated, for grants of various share-based awards, including but not limited to, options to purchase
Melco Resorts’
ordinary shares, restricted shares, share appreciation rights and other types of awards to eligible directors, employees and consultants of the Company and its affiliates. The maximum term of an award was 10 years from the date of the grant. The maximum aggregate number of ordinary shares to be available for all awards under the 2011 Share Incentive Plan was 100,000,000 over 10 years, which could be raised up to 10% of the issued share capital upon shareholders’ approval. The 2011 Share Incentive Plan would have expired ten years after December 7, 2011.
Melco Resorts adopted the 2021 Share Incentive Plan as described below, effective on December 6, 2021 (also the termination date of the 2011 Share Incentive Plan). Upon the termination of the 2011 Share Incentive Plan, no further awards may be granted under the 2011 Share Incentive Plan but the provisions of such plan shall remain in full force and effect in all other respects for any awards granted prior to the date of the termination of such plan.
Share Options
A summary of the share options activity under the 2011 Share Incentive Plan for the year ended December 31, 2025, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2025	2,295,633	$5.72
Expired	(198,411)	5.79

Outstanding as of December 31, 2025	2,097,222	$5.71	3.63	$—

Fully vested and exercisable as of December 31, 2025	2,097,222	$5.71	3.63	$—

The following information is provided for share options under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2025	2024	2023
Proceeds from the exercise of share options	$—	$—	$58

Intrinsic value of share options exercised	$—	$—	$7

As of December 31, 2025, there were no unrecognized compensation costs related to share options under the 2011 Share Incentive Plan.
Restricted Shares
As of December 31, 2025 and 2024, there were no unvested restricted shares and unrecognized compensation costs related to restricted shares under the 2011 Share Incentive Plan.
The following information is provided for restricted shares under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2025	2024	2023
Grant date fair value of restricted shares vested	$—	$12,359	$28,638

2021 Share Incentive Plan
Melco
Resorts
adopted the 2021 Share Incentive Plan, effective on December 6, 2021, which was subsequently amended on June 13, 2024 to bring the plan in line with applicable listing rules in Hong Kong that impact Melco International, for grants of various share-based awards, including but not limited to, options to purchase
Melco Resorts’
ordinary shares, restricted shares, share appreciation rights and other types of awards to eligible directors, employees and consultants of the Company and its affiliates. The maximum term of an award is 10 years from the date of the grant. The maximum aggregate number of ordinary shares to be available for all awards under the 2021 Share Incentive Plan may be increased from time to time, provided that the maximum aggregate number of
Melco Resorts’

ordinary shares which may be issued under the 2021 Share Incentive Plan shall not be more than 10% of the total number of the issued share capital of
Melco
Resorts
on the date the plan limit is approved by the shareholders of Melco International in accordance with the applicable listing rules in Hong Kong. As of December 31, 2025, there were
72,129,000
 ordinary shares available for grants of various share-based awards under the 2021 Share Incentive Plan.
Share Options
During the years ended December 31, 2025, 2024 and 2023, the exercise prices for share options granted under the 2021 Share Incentive Plan were determined at the market closing prices of
Melco Resorts’
ADSs trading on the Nasdaq Global Select Market on the dates of grant. These share options became exercisable over vesting periods of one
to three years. The share options granted expire 10 years from the date of grant.
The Company uses the Black-Scholes valuation model to determine the estimated fair value for each share option granted, with certain assumptions, changes in which could materially affect the estimated fair value. Dividend yield is based on the estimate of annual dividends expected to be paid at the time of grant. Expected volatility is based on the historical volatility of Melco Resorts’ ADSs trading on the Nasdaq Global Select Market. Expected term is based upon the vesting term or the historical expected term of publicly traded companies. The risk-free interest rate used for each period presented is based on the United States of America Treasury yield curve at the time of grant for the period equal to the expected term.
The fair values of share options granted under the 2021 Share Incentive Plan were estimated on the dates of grant using the following weighted average assumptions:

	Year Ended December 31,
	2025	2024	2023
Expected dividend yield	2.50%	2.50%	2.50%
Expected stock price volatility	59.67%	60.00%	58.67%
Risk-free interest rate	3.97%	4.36%	3.39%
Expected term (years)	5.1	5.1	5.1

A summary of the share options activity under the 2021 Share Incentive Plan for the year ended December 31, 2025, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2025	7,190,658	$2.52
Granted	1,566,207	1.78
Exercised	(276,588)	2.47
Forfeited	(1,714,788)	2.47

Outstanding as of December 31, 2025	6,765,489	$2.36	7.51	$1,358

Fully vested and expected to vest as of December 31, 2025	6,765,489	$2.36	7.51	$1,358

Exercisable as of December 31, 2025	3,712,434	$2.52	6.62	$172

The following information is provided for share options under the 2021 Share Incentive Plan:

	Year Ended December 31,
	2025	2024	2023
Weighted average grant date fair value	$0.81	$1.16	$1.82

Proceeds from the exercise of share options	$682	$—	$168

Intrinsic value of share options exercised	$182	$—	$120

As of December 31, 2025, there were $
1,851
unrecognized compensation costs related to share options
under
the 2021 Share Incentive Plan and the costs are expected to be recognized over a weighted average period of
1.75
 years.
Restricted Shares
Certain restricted shares were approved by
Melco Resorts
to be granted under the 2021 Share Incentive Plan to the eligible management personnel of the Company in lieu of the 2022 bonus for their services performed during 2022. A total of 4,350,111 restricted shares were granted and vested immediately on April 5, 2023 (the “2022 Bonus Shares”) with the grant date fair value of $12.38 per ADS or $4.13 per share, which was the closing price of Melco
 Resorts
’ ADSs trading on the Nasdaq Global Select Market on the date of grant.
Other than the restricted shares granted under the 2022 Bonus Shares as described above, the fair values for restricted shares granted under the 2021 Share Incentive Plan during the years ended December 31, 2025, 2024 and 2023, with vesting periods of generally one
 to three years, were determined with reference to the market closing prices of Melco Resorts’ ADSs
 trading on the Nasdaq Global Select Market on the dates of grant.

A summary of the restricted shares activity under the 2021 Share Incentive Plan for the year ended December 31, 2025, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2025	20,253,867	$2.83
Granted	19,717,509	1.78
Vested	(10,364,457)	2.82
Forfeited	(829,515)	2.14

Unvested as of December 31, 2025	28,777,404	$2.14

The following information is provided for restricted shares under the 2021 Share Incentive Plan:

	Year Ended December 31,
	2025	2024	2023
Weighted average grant date fair value	$1.78	$2.49	$4.12

Grant date fair value of restricted shares vested	$29,220	$24,996	$36,732

As of December 31, 2025, there were $
39,126
unrecognized compensation costs related to restricted shares under the 2021 Share Incentive Plan and the costs are expected to be recognized over a weighted average period of
1.85
years.
The share-based compensation expenses for the Company were recognized as follows:

	Year Ended December 31,
	2025	2024	2023
Share-based compensation expenses:

2011 Share Incentive Plan	$—	$1,883	$10,343

2021 Share Incentive Plan	30,309	26,620	26,092

Total share-based compensation expenses	30,309	28,503	36,435

Less: Share-based compensation expenses capitalized in property and equipment	(1,039)	(1,135)	(962)

Share-based compensation expenses recognized in general and administrative expenses	$29,270	$27,368	$35,473